SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF CONDITION
 -- June 30, 2000

ASSETS:                                                         Shares          Cost          Value
Investments in MFS/Sun Life Series Trust:                     -----------   ------------   ------------
    Capital Appreciation Series (CAS).......................  $ 1,629,102   $ 66,805,211   $ 81,210,656
    Government Securities Series (GSS)......................    1,291,543     16,249,873     15,738,754
    High Yield Series (HYS).................................      990,255      8,793,567      8,112,444
    Money Market Series (MMS)...............................   12,390,765     12,390,765     12,390,765
    Managed Sectors Series (MSS)............................      482,760     16,298,428     18,899,585
    Total Return Series (TRS)...............................    1,779,038     33,992,094     30,848,412
    Global Governments Series (GGS).........................      236,345      2,525,185      2,305,436
                                                                            ------------   ------------
                                                                            $157,055,123   $169,506,052
                                                                            ============
LIABILITY:
  Payable to sponsor....................................................................        (92,323)
                                                                                           ------------
        Net Assets......................................................................   $169,413,729
                                                                                           ============

NET ASSETS:
                                                                 Applicable to Owners of
                                                           Deferred Variable Annuity Contracts    Reserve for
                                                           ------------------------------------    Variable
                                                            Units     Unit Value      Value        Annuities       Total
COMPASS 2 CONTRACTS:                                       --------   ----------   ------------   -----------   ------------
    CAS..................................................  671,108    $ 103.9453   $ 69,753,375   $  383,354    $ 70,136,729
    GSS..................................................  569,316       25.9993     14,798,057       75,252      14,873,309
    HYS..................................................  242,018       30.2482      7,323,719       34,634       7,358,353
    MMS..................................................  645,046       18.1698     11,710,362        9,608      11,719,970
    MSS..................................................  190,656       78.0001     14,913,865       68,890      14,982,755
    TRS..................................................  761,019       33.3786     25,498,509      568,307      26,066,816
    GGS..................................................  102,130       19.0811      1,961,825       --           1,961,825
                                                                                   ------------   ----------    ------------
                                                                                   $145,959,712   $1,140,045    $147,099,757
                                                                                   ------------   ----------    ------------
COMPASS 3 CONTRACTS:
    CAS..................................................  331,654    $  33.3893   $ 11,073,177   $   --        $ 11,073,177
    GSS..................................................   67,053       12.9194        865,713       --             865,713
    HYS..................................................   50,391       14.8637        749,418       --             749,418
    MMS..................................................   52,846       12.4997        660,179       --             660,179
    MSS..................................................  119,873       32.7782      3,912,731       --           3,912,731
    TRS..................................................  253,648       18.5697      4,709,143       --           4,709,143
    GGS..................................................   29,808       11.5524        343,611       --             343,611
                                                                                   ------------   ----------    ------------
                                                                                   $ 22,313,972   $   --        $ 22,313,972
                                                                                   ------------   ----------    ------------
        Net Assets..............................................................   $168,273,684   $1,140,045    $169,413,729
                                                                                   ============   ==========    ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS
 -- Six Months Ended June 30, 2000

                                                                  CAS           GSS           HYS           MMS
                                                              Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                              -----------   -----------   -----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions received...  $10,089,506   $  979,073    $  727,334    $   353,230
  Mortality and expense risk charges........................     (512,656)    (110,836)      (52,198)       (82,963)
  Distribution expense charges..............................       (8,112)        (673)         (570)          (511)
                                                              -----------   -----------   -----------   -----------
      Net investment income (loss)..........................  $ 9,568,738   $  867,564    $  674,566    $   269,756
                                                              -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Proceeds from sales.....................................  $ 9,814,754   $5,431,171    $1,748,717    $ 6,484,944
    Cost of investments sold................................   (6,402,025)  (5,507,197)   (1,811,246)    (6,484,944)
                                                              -----------   -----------   -----------   -----------
      Net realized gains (losses)...........................  $ 3,412,729   $  (76,026)   $  (62,529)   $   --
                                                              -----------   -----------   -----------   -----------
  Net unrealized appreciation (depreciation) on investments:
    End of period...........................................  $14,405,445   $ (511,119)   $ (681,123)   $   --
    Beginning of period.....................................   23,110,236     (345,386)      (33,661)       --
                                                              -----------   -----------   -----------   -----------
      Change in unrealized appreciation (depreciation)......  $(8,704,791)  $ (165,733)   $ (647,462)   $   --
                                                              -----------   -----------   -----------   -----------
    Realized and unrealized gains (losses)..................  $(5,292,062)  $ (241,759)   $ (709,991)   $   --
                                                              -----------   -----------   -----------   -----------
    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.......  $ 4,276,676   $  625,805    $  (35,425)   $   269,756
                                                              ===========   ===========   ===========   ===========

                                                                  MSS           TRS           GGS
                                                              Sub-Account   Sub-Account   Sub-Account
                                                              -----------   -----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions received...  $ 3,642,433   $3,156,974    $   96,548
  Mortality and expense risk charges........................     (132,423)    (198,719)      (15,304)
  Distribution expense charges..............................       (3,073)      (3,735)         (255)
                                                              -----------   -----------   -----------
      Net investment income (loss)..........................  $ 3,506,937   $2,954,520    $   80,989
                                                              -----------   -----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Proceeds from sales.....................................  $ 3,261,593   $6,216,937    $  510,995
    Cost of investments sold................................   (1,691,607)  (5,539,291)     (561,042)
                                                              -----------   -----------   -----------
      Net realized gains (losses)...........................  $ 1,569,986   $  677,646    $  (50,047)
                                                              -----------   -----------   -----------
  Net unrealized appreciation (depreciation) on investments:
    End of period...........................................  $ 2,601,157   $(3,143,682)  $ (219,749)
    Beginning of period.....................................    9,392,435     (136,539)     (147,179)
                                                              -----------   -----------   -----------
      Change in unrealized appreciation (depreciation)......  $(6,791,278)  $(3,007,143)  $  (72,570)
                                                              -----------   -----------   -----------
    Realized and unrealized gains (losses)..................  $(5,221,292)  $(2,329,497)  $ (122,617)
                                                              -----------   -----------   -----------
    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.......  $(1,714,355)  $  625,023    $  (41,628)
                                                              ===========   ===========   ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          CAS                            GSS
                                                                      Sub-Account                    Sub-Account
                                                              ----------------------------   ----------------------------
                                                               Six Months                     Six Months
                                                                 Ended        Year Ended        Ended        Year Ended
                                                                June 30,     December 31,      June 30,     December 31,
                                                                  2000           1999            2000           1999
                                                              ------------   -------------   ------------   -------------
OPERATIONS:
  Net investment income (loss)..............................  $ 9,568,738    $  7,214,663    $   867,564     $   740,061
  Net realized gains (losses)...............................    3,412,729       6,666,954        (76,026)        100,172
  Net unrealized gains (losses).............................   (8,704,791)      6,504,901       (165,733)     (1,471,762)
                                                              -----------    ------------    -----------     -----------
      Increase (Decrease) in net assets from operations.....  $ 4,276,676    $ 20,386,518    $   625,805     $  (631,529)
                                                              -----------    ------------    -----------     -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $   944,374    $  1,714,153    $   171,188     $   366,181
    Net transfers between Sub-Accounts and Fixed Account....     (181,949)     (2,717,099)    (1,716,264)      1,300,244
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................   (6,452,449)    (11,492,973)    (1,845,799)     (2,582,016)
                                                              -----------    ------------    -----------     -----------
      Net accumulation activity.............................  $(5,690,024)   $(12,495,919)   $(3,390,875)    $  (915,591)
                                                              -----------    ------------    -----------     -----------
  Annuitization Activity:
    Annuitizations..........................................  $    --        $    --         $    --         $   --
    Annuity payments and contract charges...................      (24,156)        (34,365)        (5,344)        (10,821)
    Adjustments to annuity reserve..........................       (2,424)         (3,669)          (177)           (571)
                                                              -----------    ------------    -----------     -----------
      Net annuitization activity............................  $   (26,580)   $    (38,034)   $    (5,521)    $   (11,392)
                                                              -----------    ------------    -----------     -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $(5,716,604)   $(12,533,953)   $(3,396,396)    $  (926,983)
                                                              -----------    ------------    -----------     -----------
    Increase (Decrease) in net assets.......................  $(1,439,928)   $  7,852,565    $(2,770,591)    $(1,558,512)
NET ASSETS:
  Beginning of period.......................................   82,649,834      74,797,269     18,509,613      20,068,125
                                                              -----------    ------------    -----------     -----------
  End of period.............................................  $81,209,906    $ 82,649,834    $15,739,022     $18,509,613
                                                              ===========    ============    ===========     ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                         HYS                           MMS
                                                                     Sub-Account                   Sub-Account
                                                              --------------------------   ----------------------------
                                                              Six Months                    Six Months
                                                                Ended       Year Ended        Ended        Year Ended
                                                               June 30,    December 31,      June 30,     December 31,
                                                                 2000          1999            2000           1999
                                                              ----------   -------------   ------------   -------------
OPERATIONS:
  Net investment income (loss)..............................  $  674,566    $   664,857    $   269,756     $   436,945
  Net realized gains (losses)...............................     (62,529)        46,862         --             --
  Net unrealized gains (losses).............................    (647,462)      (158,018)        --             --
                                                              ----------    -----------    -----------     -----------
  Increase (Decrease) in net assets from operations.........  $  (35,425)   $   553,701    $   269,756     $   436,945
                                                              ----------    -----------    -----------     -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $   60,576    $   139,687    $    82,897     $   331,312
    Net transfers between Sub-Accounts and Fixed Account....     313,904       (146,150)     1,380,251       2,778,316
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................    (787,293)    (2,315,482)    (1,714,823)     (4,633,677)
                                                              ----------    -----------    -----------     -----------
      Net accumulation activity.............................  $ (412,813)   $(2,321,945)   $  (251,675)    $(1,524,049)
                                                              ----------    -----------    -----------     -----------
  Annuitization Activity:
    Annuitizations..........................................  $   --        $   --         $    --         $   --
    Annuity payments and contract charges...................      (2,357)        (4,781)          (531)           (991)
    Adjustments to annuity reserves.........................         247             36           (296)           (489)
                                                              ----------    -----------    -----------     -----------
      Net annuitization activity............................  $   (2,110)   $    (4,745)   $      (827)    $    (1,480)
                                                              ----------    -----------    -----------     -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $ (414,923)   $(2,326,690)   $  (252,502)    $(1,525,529)
                                                              ----------    -----------    -----------     -----------
  Increase (Decrease) in net assets.........................  $ (450,348)   $(1,772,989)   $    17,254      (1,088,584)
NET ASSETS:
  Beginning of period.......................................   8,558,119     10,331,108     12,362,895      13,451,479
                                                              ----------    -----------    -----------     -----------
  End of period.............................................  $8,107,771    $ 8,558,119    $12,380,149     $12,362,895
                                                              ==========    ===========    ===========     ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                          MSS                           TRS
                                                                      Sub-Account                   Sub-Account
                                                              ---------------------------   ---------------------------
                                                              Six Months                    Six Months
                                                                 Ended       Year Ended        Ended       Year Ended
                                                               June 30,     December 31,     June 30,     December 31,
                                                                 2000           1999           2000           1999
                                                              -----------   -------------   -----------   -------------
OPERATIONS:
  Net investment income (loss)..............................  $ 3,506,937    $  (184,251)   $ 2,954,520    $ 5,150,381
  Net realized gains (losses)...............................    1,569,986      1,085,821        677,646      1,833,572
  Net unrealized gains (losses).............................   (6,791,278)     8,751,129     (3,007,143)    (6,361,157)
                                                              -----------    -----------    -----------    -----------
  Increase (Decrease) in net assets from operations.........  $(1,714,355)   $ 9,652,699    $   625,023    $   622,796
                                                              -----------    -----------    -----------    -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $   275,384    $   473,194    $   428,629    $   777,915
    Net transfers between Sub-Accounts and Fixed Account....    1,164,604        669,451       (853,974)    (1,352,900)
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................   (1,700,730)    (2,808,685)    (4,057,043)    (6,001,510)
                                                              -----------    -----------    -----------    -----------
      Net accumulation activity.............................  $  (260,742)   $(1,666,040)   $(4,482,388)   $(6,576,495)
                                                              -----------    -----------    -----------    -----------
  Annuitization Activity:
    Annuitizations..........................................  $   --         $   --         $   113,373    $   --
    Annuity payments and contract charges...................       (5,780)        (3,962)       (56,962)      (108,609)
    Adjustments to annuity reserves.........................         (265)        (2,394)        14,572         (8,680)
                                                              -----------    -----------    -----------    -----------
      Net annuitization activity............................  $    (6,045)   $    (6,356)   $    70,983    $  (117,289)
                                                              -----------    -----------    -----------    -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $  (266,787)   $(1,672,396)   $(4,411,405)   $(6,693,784)
                                                              -----------    -----------    -----------    -----------
  Increase (Decrease) in net assets.........................  $(1,981,142)   $ 7,980,303    $(3,786,382)   $(6,070,988)
NET ASSETS:
  Beginning of period.......................................   20,876,628     12,896,325     34,562,341     40,633,329
                                                              -----------    -----------    -----------    -----------
  End of period.............................................  $18,895,486    $20,876,628    $30,775,959    $34,562,341
                                                              ===========    ===========    ===========    ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                         GGS
                                                                     Sub-Account
                                                              --------------------------
                                                              Six Months
                                                                Ended       Year Ended
                                                               June 30,    December 31,
                                                                 2000          1999
                                                              ----------   -------------
OPERATIONS:
  Net investment income (loss)..............................  $   80,989     $354,894
  Net realized gains (losses)...............................     (50,047)     (65,745  )
  Net unrealized gains (losses).............................     (72,570)    (524,276  )
                                                              ----------     ----------
  Increase (Decrease) in net assets from operations.........  $  (41,628)    $(235,127 )
                                                              ----------     ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $   36,009     $ 99,671
    Net transfers between Sub-Accounts and Fixed Account....    (298,364)    (269,717  )
    Withdrawals, surrenders, annuitizations and contract
     charges................................................    (203,275)    (526,930  )
                                                              ----------     ----------
      Net accumulation activity.............................  $ (465,630)    $(696,976 )
                                                              ----------     ----------
  Annuitization Activity:
    Annuitizations..........................................  $   --         $  --
    Annuity payments and contract charges...................      --            --
    Adjustments to annuity reserves.........................      --            --
                                                              ----------     ----------
      Net annuitization activity............................  $   --         $  --
                                                              ----------     ----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $ (465,630)    $(696,976 )
                                                              ----------     ----------
  Increase (Decrease) in net assets.........................  $ (507,258)    $(932,103 )
NET ASSETS:
  Beginning of period.......................................   2,812,694    3,744,797
                                                              ----------     ----------
  End of period.............................................  $2,305,436    2$,812,694
                                                              ==========     ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, (the "Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(3) CONTRACT CHARGES -- continued

Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.

Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amount withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.

(4) ANNUITY RESERVES

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                       CAS                          GSS                          HYS
                                                   Sub-Account                  Sub-Account                  Sub-Account
                                            --------------------------   --------------------------   --------------------------
                                            Six Months                   Six Months                   Six Months
                                              Ended       Year Ended       Ended       Year Ended       Ended       Year Ended
                                             June 30,    December 31,     June 30,    December 31,     June 30,    December 31,
COMPASS 2 CONTRACTS:                           2000          1999           2000          1999           2000          1999
--------------------                        ----------   -------------   ----------   -------------   ----------   -------------
Units Outstanding Beginning of Period        723,461         881,482       698,455        737,003      253,467       327,184
    Units purchased                            3,959           9,916         6,681         16,589          856         2,531
    Units transferred between Sub-Accounts
      and Fixed Account                          677         (33,469)      (65,730)        42,637       12,526        (4,831 )
    Units withdrawn, surrendered, and
      annuitized                             (56,989)       (134,468)      (70,090)       (97,774)     (24,831)      (71,417 )
                                            --------     ----------      ---------    ----------      --------      ---------
Units Outstanding End of Period              671,108         723,461       569,316        698,455      242,018       253,467
                                            ========     ==========      =========    ==========      ========      =========

                                                       MSS                          TRS                          GGS
                                                   Sub-Account                  Sub-Account                  Sub-Account
                                            --------------------------   --------------------------   --------------------------
                                            Six Months                   Six Months                   Six Months
                                              Ended       Year Ended       Ended       Year Ended       Ended       Year Ended
                                             June 30,    December 31,     June 30,    December 31,     June 30,    December 31,
                                               2000          1999           2000          1999           2000          1999
                                            ----------   -------------   ----------   -------------   ----------   -------------
Units Outstanding Beginning of Period        198,732         230,507       881,186      1,076,662      124,494       158,924
    Units purchased                            1,575           3,640         9,239         14,751        1,213         3,999
    Units transferred between Sub-Accounts
      and Fixed Account                        8,069          11,067       (23,430)       (41,729)     (13,582)      (12,898 )
    Units withdrawn, surrendered, and
      annuitized                             (17,720)        (46,482)     (105,976)      (168,498)      (9,995)      (25,531 )
                                            --------     ----------      ---------    ----------      --------      ---------
Units Outstanding End of Period              190,656         198,732       761,019        881,186      102,130       124,494
                                            ========     ==========      =========    ==========      ========      =========

Units Outstanding Beginning of Period        662,084         745,670
    Units purchased                            3,529          13,565
    Units transferred between Sub-Accounts
      and Fixed Account                       70,000         156,398
    Units withdrawn, surrendered, and
      annuitized                             (90,567)       (253,549)
                                            --------     ----------
Units Outstanding End of Period              645,046         662,084
                                            ========     ==========
Units Outstanding Beginning of Period
    Units purchased
    Units transferred between Sub-Accounts
      and Fixed Account
    Units withdrawn, surrendered, and
      annuitized
Units Outstanding End of Period

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                       CAS                          GSS                          HYS
                                                   Sub-Account                  Sub-Account                  Sub-Account
                                            --------------------------   --------------------------   --------------------------
                                            Six Months                   Six Months                   Six Months
                                              Ended       Year Ended       Ended       Year Ended       Ended       Year Ended
                                             June 30,    December 31,     June 30,    December 31,     June 30,    December 31,
COMPASS 3 CONTRACTS:                           2000          1999           2000          1999           2000          1999
--------------------                        ----------   -------------   ----------   -------------   ----------   -------------
Units Outstanding Beginning of Period        349,564       339,067         72,199        67,394         54,240        60,336
    Units purchased                           18,265        40,048          1,877         3,908          2,138         5,236
    Units transferred between Sub-Accounts
      and Fixed Account                      (10,421)          (29 )       (1,917)        9,029         (3,801)         (184 )
    Units withdrawn, surrendered, and
      annuitized                             (25,754)      (29,522 )       (5,106)       (8,132 )       (2,186)      (11,148 )
                                            --------      ---------      --------      ---------      --------      ---------
Units Outstanding End of Period              331,654       349,564         67,053        72,199         50,391        54,240
                                            ========      =========      ========      =========      ========      =========

                                                       MSS                          TRS                          GGS
                                                   Sub-Account                  Sub-Account                  Sub-Account
                                            --------------------------   --------------------------   --------------------------
                                            Six Months                   Six Months                   Six Months
                                              Ended       Year Ended       Ended       Year Ended       Ended       Year Ended
                                             June 30,    December 31,     June 30,    December 31,     June 30,    December 31,
                                               2000          1999           2000          1999           2000          1999
                                            ----------   -------------   ----------   -------------   ----------   -------------
Units Outstanding Beginning of Period        112,125       113,778        286,275       296,455         33,432        35,645
    Units purchased                            4,357        14,017          7,817        21,166          1,410         3,228
    Units transferred between Sub-Accounts
      and Fixed Account                        9,541        (3,273 )       (6,767)       (6,116 )       (3,760)       (3,048 )
    Units withdrawn, surrendered, and
      annuitized                              (6,150)      (12,397 )      (33,677)      (25,230 )       (1,274)       (2,393 )
                                            --------      ---------      --------      ---------      --------      ---------
Units Outstanding End of Period              119,873       112,125        253,648       286,275         29,808        33,432
                                            ========      =========      ========      =========      ========      =========

Units Outstanding Beginning of Period         47,556        51,357
    Units purchased                            1,919         8,442
    Units transferred between Sub-Accounts
      and Fixed Account                       10,487         2,921
    Units withdrawn, surrendered, and
      annuitized                              (7,116)      (15,164 )
                                            --------      ---------
Units Outstanding End of Period               52,846        47,556
                                            ========      =========
Units Outstanding Beginning of Period
    Units purchased
    Units transferred between Sub-Accounts
      and Fixed Account
    Units withdrawn, surrendered, and
      annuitized
Units Outstanding End of Period

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life (N.Y.) Variable Account B
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Capital Appreciation Series Sub-Account, Government Securities Series Sub-Account, High Yield Series Sub-Account, Money Market Series Sub-Account, Managed Sectors Series Sub-Account, Total Return Series Sub-Account and Global Governments Series Sub-Account of Sun Life (N.Y.) Variable Account B (the "Sub-Accounts") as of June 30, 2000, the related statement of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 2000 and the year ended December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 11, 2000

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

SUN LIFE INSURANCE AND ANNUITY COMPANY
OF NEW YORK
122 E. 42nd Street, Suite 1900, New
York, NY 10017

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and
Director

C. JAMES PRIEUR, Vice Chairman and
Director

JAMES A. McNULTY, III, President and
Director
                                        [LOGO]PROFESSIONALLY MANAGED COMBINATION
S. CAESAR RABOY, Director
                                                        FIXED/VARIABLE ANNUITIES
RICHARD B. BAILEY, Director
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS
DAVID D. HORN, Director
                                ------------------------------------------------
JOHN G. IRELAND, Director
                                               SEMI-ANNUAL REPORT, JUNE 30, 2000
GREGORY W. GEE, Director

DONALD B. HENDERSON, Jr., Director

ANGUS A. MacNAUGHTON, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President and
Chief
  Counsel and Assistant Secretary

ELLEN B. KING, Counsel and Secretary

ROBERT VROLYK, Vice President and
Actuary

DAVEY S. SCOON, Vice President,
Finance, Controller
  and Treasurer

RONALD J. FERNANDES, Vice President,
  Retirement Products and Services
JAMES M.A. ANDERSON, Vice President,

                                              [LOGO]
  Investments

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston,
Massachusetts 02116

                                                                       ISSUED BY
RENY3-8/00 4M                 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK